Cover	Oct. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-15839
Entity Registrant Name	Activision Blizzard, Inc.
Entity Central Index Key	0000718877
Entity Tax Identification Number	95-4803544
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2701 Olympic Boulevard, Building B
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	310
Local Phone Number	255-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.000001 per share
Trading Symbol	ATVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false